Not FDIC Insured May Lose Value No Bank Guarantee
TLTDF-Q3PH

Consolidated Schedule of
Investments (unaudited)
Templeton Dragon Fund, Inc. 2
Notes to Consolidated Schedule of Investments 6

Templeton Dragon Fund, Inc.
Consolidated Schedule of Investments (unaudited), September 30, 2022
Quarterly Consolidated Schedule of Investments See Notes to Consolidated Schedule of Investments.

l
a a
Country Shares
a
Value
a a a a a a
Common Stocks 98.5%
Air Freight & Logistics 1.4%
a
SF Holding Co. Ltd., A .................................. China 764,700 $ 5,061,478
Auto Components 1.0%
Minth Group Ltd. ...................................... China 1,586,910 3,484,872
Automobiles 2.6%
a
BYD Co. Ltd., A ....................................... China 86,000 3,039,750
BYD Co. Ltd., H ...................................... China 127,000 3,128,716
Geely Automobile Holdings Ltd. ........................... China 565,135 773,382
b
NIO, Inc., ADR ....................................... China 161,675 2,549,615
9,491,463
Banks 5.9%
a
China Merchants Bank Co. Ltd., A ......................... China 1,688,900 7,957,568
China Merchants Bank Co. Ltd., H ......................... China 2,004,448 9,276,307
a
Ping An Bank Co. Ltd., A ................................ China 1,194,600 1,983,524
c
Postal Savings Bank of China Co. Ltd., H, 144A, Reg S ......... China 3,329,649 1,957,052
21,174,451
Beverages 6.5%
China Resources Beer Holdings Co. Ltd. .................... China 863,210 5,987,857
a
Kweichow Moutai Co. Ltd., A ............................. China 34,745 9,112,364
a
Luzhou Laojiao Co. Ltd., A ............................... China 166,856 5,402,348
a
Wuliangye Yibin Co. Ltd., A .............................. China 126,100 2,989,188
23,491,757
Biotechnology 2.0%
b
BeiGene Ltd. ......................................... China 122,569 1,263,856
b,d
I-Mab, ADR .......................................... China 200,893 805,581
b,c,d
InnoCare Pharma Ltd., 144A, Reg S ....................... China 1,418,000 1,428,272
b,c
Innovent Biologics, Inc., 144A, Reg S ...................... China 630,172 1,936,718
a
Jinyu Bio-Technology Co. Ltd., A .......................... China 1,722,700 1,885,649
7,320,076
Capital Markets 2.0%
a
East Money Information Co. Ltd., A ........................ China 1,626,272 4,007,972
Hong Kong Exchanges & Clearing Ltd. ..................... Hong Kong 90,257 3,085,202
7,093,174
Chemicals 3.9%
a
Guangzhou Tinci Materials Technology Co. Ltd., A ............. China 1,640,180 10,104,100
a
Jiangsu Yangnong Chemical Co. Ltd., A .................... China 269,600 3,774,690
13,878,790
Construction Materials 2.3%
a
Beijing Oriental Yuhong Waterproof Technology Co. Ltd., A ...... China 1,777,718 6,574,426
a,b
Keshun Waterproof Technologies Co. Ltd., A ................. China 1,261,900 1,684,583
8,259,009
Containers & Packaging 1.1%
a
Zhejiang Jiemei Electronic & Technology Co. Ltd., A ........... China 1,142,600 3,859,822
Electrical Equipment 5.1%
a
Contemporary Amperex Technology Co. Ltd., A ............... China 88,000 4,937,554
a
Hongfa Technology Co. Ltd., A ............................ China 1,594,209 7,761,952
a
Sunwoda Electronic Co. Ltd., A ........................... China 1,769,600 5,759,177
18,458,683

Templeton Dragon Fund, Inc.
Consolidated Schedule of Investments (unaudited)
See Notes to Consolidated Schedule of Investments. Quarterly Consolidated Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Electronic Equipment, Instruments & Components 1.3%
a
Luxshare Precision Industry Co. Ltd., A ..................... China 1,156,638 $ 4,754,294
Entertainment 2.6%
b,d
Bilibili, Inc., ADR ...................................... China 33,494 513,128
NetEase, Inc. ........................................ China 582,379 8,787,770
9,300,898
Food & Staples Retailing 1.0%
a
Laobaixing Pharmacy Chain JSC, A ....................... China 771,268 3,466,716
Food Products 1.2%
a
Inner Mongolia Yili Industrial Group Co. Ltd., A ............... China 917,300 4,241,322
Health Care Equipment & Supplies 2.0%
a
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., A .......... China 168,701 7,071,422
Health Care Providers & Services 1.7%
a
Aier Eye Hospital Group Co. Ltd., A ........................ China 1,206,443 4,849,838
b,c,d
New Horizon Health Ltd., 144A, Reg S ..................... China 754,000 1,384,942
6,234,780
Hotels, Restaurants & Leisure 1.4%
Yum China Holdings, Inc. ............................... China 108,078 5,115,332
Household Durables 4.3%
a
Haier Smart Home Co. Ltd., A ............................ China 1,218,400 4,217,959
a
Midea Group Co. Ltd., A ................................ China 1,084,316 7,490,673
a
Suofeiya Home Collection Co. Ltd., A ...................... China 1,585,100 3,731,947
15,440,579
Insurance 0.8%
a
Ping An Insurance Group Co. of China Ltd., A ................ China 166,850 970,770
Ping An Insurance Group Co. of China Ltd., H ................ China 371,927 1,855,468
2,826,238
Interactive Media & Services 9.3%
b,d
Baidu, Inc., ADR ...................................... China 47,581 5,590,292
b,c
Kuaishou Technology, 144A, Reg S ........................ China 219,488 1,407,829
Tencent Holdings Ltd. .................................. China 781,026 26,380,183
33,378,304
Internet & Direct Marketing Retail 13.1%
b
Alibaba Group Holding Ltd. .............................. China 2,166,738 21,622,612
JD.com, Inc., A ....................................... China 513,312 12,949,929
b,c
Meituan Dianping, B, 144A, Reg S ........................ China 599,841 12,606,534
47,179,075
IT Services 0.8%
b,d
GDS Holdings Ltd., ADR ................................ China 158,752 2,803,560
Life Sciences Tools & Services 4.7%
c
Hangzhou Tigermed Consulting Co. Ltd., H, 144A, Reg S ....... China 138,000 1,109,482
a
WuXi AppTec Co. Ltd., A ................................ China 386,480 3,863,516
c
WuXi AppTec Co. Ltd., H, 144A, Reg S ..................... China 626,008 4,999,723
b,c
Wuxi Biologics Cayman, Inc., 144A, Reg S .................. China 1,140,850 6,791,305
16,764,026
Machinery 3.6%
a
Estun Automation Co. Ltd., A ............................. China 306,700 808,052

Templeton Dragon Fund, Inc.
Consolidated Schedule of Investments (unaudited)
Quarterly Consolidated Schedule of Investments See Notes to Consolidated Schedule of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Machinery (continued)
a
Jiangsu Hengli Hydraulic Co. Ltd., A ....................... China 206,300 $ 1,306,322
a
Shenzhen Inovance Technology Co. Ltd., A .................. China 988,600 7,968,360
Weichai Power Co. Ltd., H .............................. China 2,826,261 2,677,485
12,760,219
Media 0.4%
b,c
Mobvista, Inc., 144A, Reg S ............................. China 3,098,200 1,538,656
Metals & Mining 0.7%
CMOC Group Ltd., H ................................... China 6,516,000 2,529,867
Pharmaceuticals 0.4%
a
Jiangsu Hengrui Medicine Co. Ltd., A ...................... China 303,407 1,490,197
a,b,e,f
Kangmei Pharmaceutical Co. Ltd. ......................... China 673,786 117,075
1,607,272
Professional Services 0.6%
a
Centre Testing International Group Co. Ltd., A ................ China 708,900 2,023,145
Real Estate Management & Development 1.1%
China Resources Land Ltd. .............................. China 786,375 3,080,142
Country Garden Services Holdings Co. Ltd. .................. China 489,600 714,827
3,794,969
Semiconductors & Semiconductor Equipment 6.5%
b
Daqo New Energy Corp., ADR ........................... China 66,428 3,525,998
b,c
Hua Hong Semiconductor Ltd., 144A, Reg S ................. China 1,745,624 3,953,877
a
LONGi Green Energy Technology Co. Ltd., A ................. China 1,060,892 7,092,690
a
Sino Wealth Electronic Ltd., A ............................ China 1,277,220 5,943,220
a
Will Semiconductor Co. Ltd. Shanghai, A .................... China 240,369 2,691,783
23,207,568
Software 0.7%
a
Hundsun Technologies, Inc., A ............................ China 512,921 2,432,423
Specialty Retail 2.6%
a
China Tourism Group Duty Free Corp. Ltd., A ................ China 345,300 9,507,423
Textiles, Apparel & Luxury Goods 3.2%
ANTA Sports Products Ltd. .............................. China 1,110,075 11,652,229
Transportation Infrastructure 0.7%
a,b
Shanghai International Airport Co. Ltd., A .................... China 300,800 2,431,459
Total Common Stocks (Cost $357,244,152) .....................................
353,635,351
Principal
Amount
*
Convertible Bonds 0.2%
Electrical Equipment 0.2%
a
Hongfa Technology Co. Ltd. , Zero Cpn., 10/27/27 ............. China 3,325,000 CNY 536,448
Electronic Equipment, Instruments & Components 0.0%
†
a
Luxshare Precision Industry Co. Ltd. , 0.1% , 11/03/26 ........... China 583,100 CNY 91,111

Templeton Dragon Fund, Inc.
Consolidated Schedule of Investments (unaudited)
See Notes to Consolidated Schedule of Investments. Quarterly Consolidated Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Convertible Bonds
(continued)
Semiconductors & Semiconductor Equipment 0.0%
†
a,g
LONGi Green Energy Technology Co. Ltd. , FRN, 0.2%, 1/0 5 /28 ... China 980,000 CNY $ 169,967
Total Convertible Bonds (Cost $766,014) .......................................
797,526
Total Long Term Investments (Cost $358,010,166) ...............................
354,432,877
a
Short Term Investments 0.9%
a a
Country Shares
a
Value
a a a
Money Market Funds 0.8%
h,i
Institutional Fiduciary Trust - Money Market Portfolio, 2.42% ..... United States 2,748,412 2,748,412
Total Money Market Funds (Cost $2,748,412) ...................................
2,748,412
a a a
Investments from Cash Collateral Received for
Loaned Securities 0.1%
Money Market Funds 0.1%
h,i
Institutional Fiduciary Trust - Money Market Portfolio, 2.42% ..... United States 471,350 471,350
Total Investments from Cash Collateral Received for Loaned Securities
(Cost $471,350) .............................................................
471,350
Total Short Term Investments (Cost $3,219,762 ) .................................
3,219,762
a
Total Investments (Cost $361,229,928) 99.6% ...................................
$357,652,639
Other Assets, less Liabilities 0.4% .............................................
1,599,424
Net Assets 100.0% ...........................................................
$359,252,063
See Abbreviations on page 9 .
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
The security is owned by Templeton China Opportunities Fund, Ltd., a wholly-owned subsidiary of the Fund. See Note 5.
b
Non-income producing.
c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At September 30, 2022, the aggregate value of these securities was $39,114,390, representing 10.9% of net assets.
d
A portion or all of the security is on loan at September 30, 2022.
e
Fair valued using significant unobservable inputs. See Note 6 regarding fair value measurements.
f
See Note 3 regarding restricted securities.
g
The coupon rate shown represents the rate at period end.
h
See Note 4 regarding investments in affiliated management investment companies.
i
The rate shown is the annualized seven-day effective yield at period end.

Templeton Dragon Fund, Inc.
Notes to Consolidated Schedule of Investments (unaudited)

Quarterly Consolidated Schedule of Investments
1. Organization
Templeton Dragon Fund, Inc. (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as a closed-end management investment company and applies the specialized accounting and reporting guidance in U.S. Generally Accepted
Accounting Principles (U.S. GAAP).
2. Financial Instrument Valuation
The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Fund’s Board of Directors (the Board), the Board has designated the Fund’s investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Fund’s administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather than on a securities exchange. The Fund's pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at 4
p.m. Eastern time on the date that the values of the foreign debt securities are determined.
Investments in open-end mutual funds are valued at the closing NAV.
The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time.
In addition, trading in certain foreign markets may not take place on every Fund’s business day. Events can occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability

Templeton Dragon Fund, Inc.
Notes to Consolidated Schedule of Investments (unaudited)

Quarterly Consolidated Schedule of Investments
of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be used to adjust the value of the Fund’s portfolio securities to the latest indications of fair value at 4 p.m Eastern time. At September 30, 2022, certain securities may have been fair valued using these procedures, in which case the securities were categorized as Level 2 inputs within the fair value hierarchy (referred to as "market level fair value"). See the Fair Value Measurements note for more information.
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the
Fund’s NAV is not calculated, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.
3. Restricted Securities
At September 30, 2022, investments in restricted securities, excluding securities exempt from registration under the Securities
Act of 1933, were as follows:
4. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. During the period ended September
30, 2022, the Fund held investments in affiliated management investment companies as follows:
Shares Issuer
Acquisition
Date Cost Value
Templeton Dragon Fund , Inc .
673,786 Kangmei Pharmaceutical Co Ltd ................ 4/06/22 $ — $ 117,075
Total Restricted Securities (Value is 0.0%
†
of Net Assets) ............. $— $117,075
†
Rounds to less than 0.1% of net assets.
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Templeton Dragon Fund, Inc.
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 2.42% . $ 3,885,145 $ 57,910,631 $ (59,047,364) $ — $ — $ 2,748,412 2,748,412 $ 29,690
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 2.42% . $466,904 $19,030,415 $(19,025,969) $— $— $471,350 471,350 $8,731
Total Affiliated Securities ... $4,352,049 $76,941,046 $(78,073,333) $— $— $3,219,762 $38,421
2. Financial Instrument Valuation
(continued)

Templeton Dragon Fund, Inc.
Notes to Consolidated Schedule of Investments (unaudited)

Quarterly Consolidated Schedule of Investments
5. Investments in Templeton China Opportunities Fund, Ltd. (China Fund)
The Fund invests in certain China A-shares through its investment in the China Fund. The China Fund is a Cayman Islands
exempted company, and is a wholly-owned subsidiary of the Fund, and is able to invest directly in China A-shares consistent with the investment objective of the Fund. At September 30, 2022, the China Fund’s investments as well as any other assets and liabilities of the China Fund are reflected in the Fund’s Consolidated Schedule of Investments. At September 30, 2022, the
net assets of the China Fund were $177,821,776, representing 49.5% of the Fund’s consolidated net assets.
The China Fund gains access to the A-shares market through Templeton Investment Counsel, LLC (TIC), which serves as the registered Qualified Foreign Institutional Investor (QFII) for the China Fund. Investment decisions related to the China Fund
A-shares are specific to the Fund and it bears the resultant economic and tax consequences of its holdings and transactions in
A-shares. The China Fund is subject to certain restrictions and administrative processes relating to its ability to repatriate cash balances, investment proceeds, and earnings associated with its A-shares and may incur substantial delays in gaining access to its assets or a loss of value in the event of noncompliance with applicable Chinese rules or requirements.
6. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
• Level 1 – quoted prices in active markets for identical financial instruments
• Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of September 30, 2022, in valuing the Fund's assets carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Templeton Dragon Fund, Inc.
Assets:
Investments in Securities:
Common Stocks :
Air Freight & Logistics ................... $ — $ 5,061,478 $ — $ 5,061,478
Auto Components ...................... — 3,484,872 — 3,484,872
Automobiles .......................... 2,549,615 6,941,848 — 9,491,463
Banks ............................... — 21,174,451 — 21,174,451
Beverages ........................... — 23,491,757 — 23,491,757
Biotechnology ......................... 805,581 6,514,495 — 7,320,076
Capital Markets ........................ — 7,093,174 — 7,093,174
Chemicals ........................... — 13,878,790 — 13,878,790
Construction Materials .................. — 8,259,009 — 8,259,009
Containers & Packaging ................. — 3,859,822 — 3,859,822
Electrical Equipment .................... — 18,458,683 — 18,458,683
Electronic Equipment, Instruments &
Components ........................ — 4,754,294 — 4,754,294
Entertainment ......................... 513,128 8,787,770 — 9,300,898
Food & Staples Retailing ................. — 3,466,716 — 3,466,716
Food Products ........................ — 4,241,322 — 4,241,322
Health Care Equipment & Supplies ......... — 7,071,422 — 7,071,422

Templeton Dragon Fund, Inc.
Notes to Consolidated Schedule of Investments (unaudited)

Quarterly Consolidated Schedule of Investments
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period.
Abbreviations
Level 1 Level 2 Level 3 Total
Templeton Dragon Fund, Inc. (continued)
Assets: (continued)
Investments in Securities:
Common Stocks:
Health Care Providers & Services .......... $ — $ 6,234,780 $ — $ 6,234,780
Hotels, Restaurants & Leisure ............. 5,115,332 — — 5,115,332
Household Durables .................... — 15,440,579 — 15,440,579
Insurance ............................ — 2,826,238 — 2,826,238
Interactive Media & Services .............. 5,590,292 27,788,012 — 33,378,304
Internet & Direct Marketing Retail .......... — 47,179,075 — 47,179,075
IT Services ........................... 2,803,560 — — 2,803,560
Life Sciences Tools & Services ............ — 16,764,026 — 16,764,026
Machinery ............................ — 12,760,219 — 12,760,219
Media ............................... — 1,538,656 — 1,538,656
Metals & Mining ....................... — 2,529,867 — 2,529,867
Pharmaceuticals ....................... — 1,490,197 117,075 1,607,272
Professional Services ................... — 2,023,145 — 2,023,145
Real Estate Management & Development .... — 3,794,969 — 3,794,969
Semiconductors & Semiconductor Equipment . 3,525,998 19,681,570 — 23,207,568
Software ............................. — 2,432,423 — 2,432,423
Specialty Retail ........................ — 9,507,423 — 9,507,423
Textiles, Apparel & Luxury Goods .......... — 11,652,229 — 11,652,229
Transportation Infrastructure .............. — 2,431,459 — 2,431,459
Convertible Bonds :
Electrical Equipment .................... — 536,448 — 536,448
Electronic Equipment, Instruments &
Components ........................ 91,111 — — 91,111
Semiconductors & Semiconductor Equipment . — 169,967 — 169,967
Short Term Investments ................... 3,219,762 — — 3,219,762
Total Investments in Securities ........... $24,214,379 $333,321,185
a
$117,075 $357,652,639
a
Includes foreign securities valued at $332,614,770, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
Currency
CNY
Chinese Yuan
Selected Portfolio
ADR
American Depositary Receipt
FRN
Floating Rate Note
6. Fair Value Measurements
(continued)
For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.